Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 46,010		$ 106,489		$ 86,578		$ 30,502		$ 37,278		$ 83,480		$ 90,155		$ 35,037		$ 269,579		$ 245,950		$ 242,932
Less: distributed and undistributed earnings allocated to non-vested restricted common stock																	23,140		20,412		19,792
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 246,439		$ 225,538		$ 223,140
Weighted-average common shares outstanding - Basic																	35,069,516		34,644,700		34,319,890
Basic earnings per share for Common and Class B common stock	$ 1.14	[1]	$ 2.77	[1]	$ 2.26	[1]	$ 0.72	[1]	$ 0.92	[1]	$ 2.20	[1]	$ 2.40	[1]	$ 0.88	[1]	$ 7.03	[1]	$ 6.51	[1]	$ 6.50
Net income attributable to Watsco, Inc. shareholders	$ 46,010		$ 106,489		$ 86,578		$ 30,502		$ 37,278		$ 83,480		$ 90,155		$ 35,037		$ 269,579		$ 245,950		$ 242,932
Less: distributed and undistributed earnings allocated to non-vested restricted common stock - Diluted																	23,140		20,411		19,788
Earnings allocated to Watsco, Inc. shareholders - Diluted																	$ 246,439		$ 225,539		$ 223,144
Weighted-average common shares outstanding - Basic																	35,069,516		34,644,700		34,319,890
Effect of dilutive stock options																	81,055		30,941		54,379
Weighted-average common shares outstanding - Diluted																	35,150,571		34,675,641		34,374,269
Diluted earnings per share for Common and Class B common stock	$ 1.14	[1]	$ 2.76	[1]	$ 2.26	[1]	$ 0.72	[1]	$ 0.92	[1]	$ 2.20	[1]	$ 2.40	[1]	$ 0.88	[1]	$ 7.01	[1]	$ 6.50	[1]	$ 6.49
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 228,361		$ 208,779		$ 206,355
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 18,078		$ 16,759		$ 16,785

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.